STOCK OPTIONS (Tables)	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
These options granted and revalued during the period ended September 30, 2015 were valued using the Black-Scholes option pricing model with the following key assumptions:

	February 17, 2015	July 1, 2014	June 20, 2014	April 11, 2014
Expected life in years	5.00	4.35	6.32	4.14
Risk free rate	1.59%	1.59%	1.59%	1.59%
Dividend yield	0%	0%	0%	0%
Forfeiture rate	0%	0%	0%	0%
Expected volatility	114%	114%	114%	114%

These options were valued using the Black-Scholes option pricing model with the following key assumptions:

Expected life	7 years
Risk free rate	1.59%
Dividend yield	0%
Forfeiture rate	0%
Volatility (based upon similar public companies)	114%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s outstanding options is as follows:

	Number of Options	Weighted-Average Exercise Price ($)
Outstanding, December 31, 2013	1,310,665	0.19
Exercised	(1,310,665)	0.19
Issued	3,894,252	0.22
Cancelled	(125,824)	0.17
Outstanding, December 31, 2014	3,768,428	0.22
Cancelled as a result of Merger	(3,768,428)	0.22
Re-issued as part of Merger	3,768,428	0.22
Issued	314,560	0.23
Cancelled	(157,281)	0.23
Outstanding, September 30, 2015	3,925,707	0.22

A summary of the Company’s outstanding and exercisable options is as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
	#	$	(Years)
Outstanding, March 31, 2012 and 2013	-	-	-
Granted during the year	416,667	0.52	-
Outstanding March 31, 2014	416,667	0.52	0.20
Exercised during the period	(416,667)	0.52	-
Granted during the period	1,238,000	0.73	7
Cancelled during the period	(40,000)	0.52	-
Outstanding, December 31, 2014	1,198,000	0.74	6.72

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
The following is a summary of stock options outstanding and exercisable as of September 30, 2015:

Exercise Price ($)	Number of Options	Expiry Date	Number of Exercisable Options
0.165	531,606	April 1, 2021	354,404
0.23	159,377	June 20, 2021	123,727
0.23	2,972,592	July 1, 2021	2,972,592
0.23	262,132	February 17, 2022	104,857
	3,925,707		3,555,580